Fee and commission expenses (Tables)	12 Months Ended
Dec. 31, 2020
Fee and commission expenses
Schedule of fee and commission expense

	2018	2019	2020

Credit and debit cards	3,680	4,095	2,741
Checks and others	26	31	43
Collections and transactional services	287	312	291
Fund management	1	1	1
Capital markets and securities activities	189	238	173
Financial advisory services	13	6	5
Correspondent services	614	723	791
Other fees and commissions	1,764	2,488	2,688
	6,574	7,894	6,733